Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net
Intangible assets, net

12.  Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31, 2015
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(2,130,512)	—	3,944,777
Non-compete	8.0	1,447,189	(327,622)	—	1,119,567
Technology	4.9	110,900	(40,715)	(69,922)	263
Advertising customer relationship	7.0	80,400	(20,737)	(59,663)	—
Domain names and trademark	10.0	85,632	(22,893)	(27,124)	35,615
Logistic workforce	3.0	13,900	(8,378)	—	5,522
Online payment and other licenses	14.3	200,924	(45,981)	—	154,943
Copyrights	2.4	19,656	(16,360)	—	3,296

Total	5.8	8,033,890	(2,613,198)	(156,709)	5,263,983

	As of December 31, 2016
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(3,348,899)	—	2,726,390
Non-compete	8.0	2,467,005	(576,654)	—	1,890,351
Technology	6.7	682,685	(85,168)	(69,922)	527,595
Advertising customer relationship	7.7	131,296	(24,565)	(59,663)	47,068
Domain names and trademark	19.5	3,236,980	(117,181)	(27,124)	3,092,675
Logistic workforce	3.0	13,900	(13,024)	—	876
Online payment and other licenses	12.7	236,898	(67,597)	—	169,301
Copyrights	2.4	20,363	(20,322)	—	41

Total	9.5	12,864,416	(4,253,410)	(156,709)	8,454,297

Amortization expenses for intangible assets were RMB1,116,217, RMB1,465,625 and RMB1,640,212 for the years ended December 31, 2014, 2015 and 2016, respectively. The Group recorded an impairment charge of nil, RMB156,709 and nil for the years ended December 31, 2014, 2015 and 2016. Please refer to Note 7 for details.

As of December 31, 2016, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2017	2018	2019	2020	2021	2022 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,802,806	1,801,128	880,089	578,726	573,544	2,818,004